Derivative financial instruments - Total recognised derivative assets/(liabilities) (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 256,636	£ 302,446
Derivative liabilities	(247,034)	(300,775)
Derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	46,203,824	43,359,755
Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets	256,636	302,446
Derivative liabilities	(247,034)	(300,775)
Derivatives in hedge accounting relationships
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	200,752	189,784
Derivatives in hedge accounting relationships | Derivatives designated as cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	91,278	74,437
Derivatives in hedge accounting relationships | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	107,879	114,556
Derivatives in hedge accounting relationships | Derivatives designated as hedges of net investments
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	1,595	791
Derivatives in hedge accounting relationships | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships	940	566
Derivative liabilities designated in hedge accounting relationships	(1,000)	(980)
Derivatives in hedge accounting relationships | Fair value | Derivatives designated as cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships	806	386
Derivative liabilities designated in hedge accounting relationships	0	0
Derivatives in hedge accounting relationships | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships	128	155
Derivative liabilities designated in hedge accounting relationships	(993)	(980)
Derivatives in hedge accounting relationships | Fair value | Derivatives designated as hedges of net investments
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships	6	25
Derivative liabilities designated in hedge accounting relationships	(7)	0
Held for trading
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	46,003,072	43,169,971
Held for trading | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	255,696	301,880
Derivative financial liabilities held for trading	246,034	299,795
Held for trading | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	5,654,026	5,554,037
Held for trading | Foreign exchange derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	66,963	84,739
Derivative financial liabilities held for trading	64,194	84,381
Held for trading | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	37,888,009	35,257,371
Held for trading | Interest rate derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	134,734	172,144
Derivative financial liabilities held for trading	123,436	162,402
Held for trading | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	920,030	847,845
Held for trading | Credit derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	5,469	4,605
Derivative financial liabilities held for trading	5,960	5,004
Held for trading | Equity and stock index and commodity derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	1,541,007	1,510,718
Held for trading | Equity and stock index and commodity derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	48,530	40,392
Derivative financial liabilities held for trading	£ 52,444	£ 48,008